Fair Value of Financial Instruments (Details) - Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation	3 Months Ended
Aug. 31, 2018 USD ($)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Abstract]
Balance	$ 1,265,751
Transfers out due to the adoption of ASU 2017-11 effective June 1, 2018	(1,265,751)
Balance	$ 0